Stock-Based Compensation - Schedule of Black-Scholes Option Model to Estimate the Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Black-Scholes Option Model to Estimate the Fair Value of Stock Options [Line Items]
Expected dividend yield
Maximum [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value of Stock Options [Line Items]
Expected volatility	76.00%	66.00%
Expected life (years)	5 years 2 months 12 days	6 years 1 month 6 days
Risk-free rate	3.70%	3.90%
Minimum [Member]
Schedule of Black-Scholes Option Model to Estimate the Fair Value of Stock Options [Line Items]
Expected volatility	86.30%	75.30%
Expected life (years)	6 years 1 month 6 days	6 years 3 months 18 days
Risk-free rate	4.40%	4.40%